Stockholders' Equity - Reverse Stock Split - Additional Information (Detail)	May 02, 2018 $ / shares shares	Nov. 06, 2017 $ / shares shares	Jul. 21, 2016 $ / shares shares	Jul. 19, 2016 shares	Jun. 30, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Stockholders Equity Note [Line Items]
Reverse stock split ratio	0.0020	0.0029	0.0625
Number of fractional shares were issued in connected with the reverse stock split			0
Common stock, par value (in dollars per share) | $ / shares			$ 0.01		$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)				170,000,000	1,000,000,000	1,000,000,000	500,000,000
Reverse stock split	1:500	1:350
Minimum [Member]
Stockholders Equity Note [Line Items]
Reverse stock split ratio				0.1
Maximum [Member]
Stockholders Equity Note [Line Items]
Reverse stock split ratio				0.05
Previously Reported [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized (in shares)						500,000,000
OTCQB [Member]
Stockholders Equity Note [Line Items]
Reverse stock split ratio	0.0020	0.0029
Number of fractional shares were issued in connected with the reverse stock split	0	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Reverse stock split	1:500